Cover	Jul. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2023
Current Fiscal Year End Date	--06-30
Entity File Number	333-214469
Entity Registrant Name	CAMBELL INTERNATIONAL HOLDING CORP.
Entity Central Index Key	0001678848
Entity Tax Identification Number	98-1310024
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1-17-1 Zhaojia Road
Entity Address, Address Line Two	Xinglongtai District
Entity Address, City or Town	Panjin City
Entity Address, Country	CN
Entity Address, Postal Zip Code	124000
City Area Code	86
Local Phone Number	15842767931
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Bitmis Corp